Cover	6 Months Ended
Aug. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Vistek Limited
Entity Central Index Key	0002013100
Entity Primary SIC Number	1623
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	39 Woodlands Close #08-11
Entity Address, City or Town	Mega@Woodlands
Entity Address, Country	SG
Entity Address, Postal Zip Code	737856
City Area Code	+65
Local Phone Number	6331 2289
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.